Borrowings (Tables)	6 Months Ended
Jun. 30, 2015
BORROWINGS [Abstract]
Loans' outstanding amounts

Facility	June 30, 2015	December 31, 2014
Secured credit facilities	$238,134	$269,123
2019 Notes	350,000	350,000
2022 Notes	650,000	650,000
2022 Logistics Senior Notes	375,000	375,000
Navios Logistics other long-term loans	425	459
Total borrowings	1,613,559	1,644,582
Less: current portion, net	(8,100)	(23,283)
Less: deferred finance costs, net	(29,536)	(31,692)
Total long-term borrowings	$1,575,923	$1,589,607

Principal payments

Payment due by period
June 30, 2016	$8,880
June 30, 2017	21,126
June 30, 2018	24,561
June 30, 2019	417,055
June 30, 2020	53,923
June 30, 2021 and thereafter	1,088,014
Total	$1,613,559